Financial Instruments - Schedule of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 23.6	$ 65.4
Trade and other payables	818.5	755.7
Lease liabilities	667.8	708.0
Long-term debt	1,135.1	1,241.3
Other financial liabilities	5.6	6.0
Total contractual obligations	2,650.6	2,776.4
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	23.6	65.4
Trade and other payables	818.5	755.7
Lease liabilities	119.4	118.7
Long-term debt	148.4	54.0
Other financial liabilities	5.3	4.0
Total contractual obligations	1,115.2	997.8
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	228.3	240.1
Long-term debt	196.3	192.1
Other financial liabilities	0.3	2.0
Total contractual obligations	424.9	434.2
After 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	320.1	349.2
Long-term debt	790.4	995.2
Other financial liabilities	0.0	0.0
Total contractual obligations	$ 1,110.5	$ 1,344.4